Events after the reporting period - Sale of Russian subsidiaries (Details) - USD ($) $ in Thousands	Jul. 12, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets held for sale
Assets held for sale		$ (371,715)	$ (312,983)	$ (211,554)
Liabilities held for sale		510,662	474,031	$ 313,462
NCI at disposal		$ 26	$ 44
Disposal of major subsidiary [member] | Russian Subsidiaries
Disclosure of financial assets [line items]
Cash received	$ 9
Assets held for sale
Assets held for sale	(15,081)
Liabilities held for sale	12,629
Total net assets	(2,452)
NCI at disposal	275
Loss on disposal of subsidiaries	(2,168)
Consideration received, satisfied in cash	9
Cash and cash equivalents disposed of	(7,699)
Net cash outflow	$ (7,690)